Significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	80
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	125